SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Numerator:
Numerator for basic net income per share	$ 903	$ 437
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively
Numerator for dilutive net income per share	$ 903	$ 437
Denominator:
Denominator for dilutive net income per share - weighted average number of ordinary shares	8,729,891	8,464,565
Effect of dilutive securities: Outstanding options and warrants	577,648	575,111
Denominator for diluted net income per share - adjusted weighted average number of ordinary shares	9,307,539	9,039,676